Subsidiary Guarantor Information for Shelf Registration (Condensed Consolidating Statement Of Cash Flows) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Consolidating Statement of Cash Flows
Cash provided by (used in) operating activities	$ (15.8)	$ (9.5)	$ 76.9	$ 105.3	$ 112.3
Capital expenditures and acquisitions	(3.4)	(4.4)	(33.2)	(29.9)	(18.0)
Loan to related party			(11.7)	0	0
Net cash proceeds (payments) from divestitures and asset sales	0.2	0	0.8	2.0	(0.6)
Net cash (used in) investing activities	(3.2)	(5.0)	(44.7)	(63.4)	(20.8)
Borrowings (repayments) of long-term debt	0	0	0	0	0
Deferred financing costs	0	(0.5)	(0.5)	(0.4)	(8.1)
Dividends paid	(4.5)	(4.5)	(18.2)	(23.1)	(18.0)
Stock issued (repurchased)	0	0		0
Net cash provided by (used in) financing activities	6.5	18.6	(13.3)	(64.3)	(96.9)
Effect of exchange rates on cash	1.0	1.1	(0.1)	(0.7)	0.7
Net increase (decrease) in cash and cash equivalents	(11.5)	5.2	18.8	(23.1)	(4.7)
Cash and cash equivalents at beginning of year	54.1	35.3	35.3	58.4	63.1
Cash and cash equivalents at end of year	42.6	40.5	54.1	35.3	58.4
Subsidiary Guarantor Information for Shelf Registration (Textual) [Abstract]
Aggregate offering price of common stock, debt securities, preferred stock, depository shares and warrants	325		325
Parent [Member]
Condensed Consolidating Statement of Cash Flows
Cash provided by (used in) operating activities	0	0	0	0	0
Capital expenditures and acquisitions	0	0	0	0	0
Loan to related party			0
Net cash proceeds (payments) from divestitures and asset sales	0	0	0	0	0
Net cash (used in) investing activities	0	0	0	0	0
Borrowings (repayments) of long-term debt	0	0	0	0	0
Deferred financing costs		0	0	0	0
Dividends paid	0	0	0	0	0
Stock issued (repurchased)	0	0		0
Net cash provided by (used in) financing activities	0	0	0	0	0
Effect of exchange rates on cash	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	0	0	0	0	0
Cash and cash equivalents at beginning of year	0	0	0	0	0
Cash and cash equivalents at end of year	0	0	0	0	0
Koppers Inc. [Member]
Condensed Consolidating Statement of Cash Flows
Cash provided by (used in) operating activities	0	0	0	0	0
Capital expenditures and acquisitions	0	0	0	0	0
Loan to related party			0
Net cash proceeds (payments) from divestitures and asset sales	0	0	0	0	0
Net cash (used in) investing activities	0	0	0	0	0
Borrowings (repayments) of long-term debt	0	0	0	0	0
Deferred financing costs		0	0	0	0
Dividends paid	0	0	0	0	0
Stock issued (repurchased)	0	0		0
Net cash provided by (used in) financing activities	0	0	0	0	0
Effect of exchange rates on cash	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	0	0	0	0	0
Cash and cash equivalents at beginning of year	0	0	0	0	0
Cash and cash equivalents at end of year	0	0	0	0	0
Domestic Guarantor Subsidiaries [Member]
Condensed Consolidating Statement of Cash Flows
Cash provided by (used in) operating activities	0	0	0	0	0
Capital expenditures and acquisitions	0	0	0	0	0
Loan to related party			0
Net cash proceeds (payments) from divestitures and asset sales	0	0	0	0	0
Net cash (used in) investing activities	0	0	0	0	0
Borrowings (repayments) of long-term debt	0	0	0	0	0
Deferred financing costs		0	0	0	0
Dividends paid	0	0	0	0	0
Stock issued (repurchased)	0	0		0
Net cash provided by (used in) financing activities	0	0	0	0	0
Effect of exchange rates on cash	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	0	0	0	0	0
Cash and cash equivalents at beginning of year	0	0	0	0	0
Cash and cash equivalents at end of year	0	0	0	0	0
Foreign Guarantor Subsidiaries [Member]
Condensed Consolidating Statement of Cash Flows
Cash provided by (used in) operating activities	0	0	0	0	0
Capital expenditures and acquisitions	0	0	0	0	0
Loan to related party			0
Net cash proceeds (payments) from divestitures and asset sales	0	0	0	0	0
Net cash (used in) investing activities	0	0	0	0	0
Borrowings (repayments) of long-term debt	0	0	0	0	0
Deferred financing costs		0	0	0	0
Dividends paid	0	0	0	0	0
Stock issued (repurchased)	0	0		0
Net cash provided by (used in) financing activities	0	0	0	0	0
Effect of exchange rates on cash	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	0	0	0	0	0
Cash and cash equivalents at beginning of year	0	0	0	0	0
Cash and cash equivalents at end of year	0	0	0	0	0
Non-Guarantor Subsidiaries [Member]
Condensed Consolidating Statement of Cash Flows
Cash provided by (used in) operating activities	0	0	0	0	0
Capital expenditures and acquisitions	0	0	0	0	0
Loan to related party			0
Net cash proceeds (payments) from divestitures and asset sales	0	0	0	0	0
Net cash (used in) investing activities	0	0	0	0	0
Borrowings (repayments) of long-term debt	0	0	0	0	0
Deferred financing costs		0	0	0	0
Dividends paid	0	0	0	0	0
Stock issued (repurchased)	0	0		0
Net cash provided by (used in) financing activities	0	0	0	0	0
Effect of exchange rates on cash	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	0	0	0	0	0
Cash and cash equivalents at beginning of year	0	0	0	0	0
Cash and cash equivalents at end of year	0	0	0	0	0
Consolidating Adjustments [Member]
Condensed Consolidating Statement of Cash Flows
Cash provided by (used in) operating activities	0	0	0	0	0
Capital expenditures and acquisitions	0	0	0	0	0
Loan to related party			0
Net cash proceeds (payments) from divestitures and asset sales	0	0	0	0	0
Net cash (used in) investing activities	0	0	0	0	0
Borrowings (repayments) of long-term debt	0	0	0	0	0
Deferred financing costs		0	0	0	0
Dividends paid	0	0	0	0	0
Stock issued (repurchased)	0	0		0
Net cash provided by (used in) financing activities	0	0	0	0	0
Effect of exchange rates on cash	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	0	0	0	0	0
Cash and cash equivalents at beginning of year	0	0	0	0	0
Cash and cash equivalents at end of year	0	0	0	0	0
Shelf Registration [Member]
Condensed Consolidating Statement of Cash Flows
Cash provided by (used in) operating activities	(15.8)	(9.5)	76.9	105.3	112.3
Capital expenditures and acquisitions	(3.4)	(5.0)	(33.8)	(65.4)	(20.2)
Loan to related party			(11.7)
Net cash proceeds (payments) from divestitures and asset sales	0.2	0	0.8	2.0	(0.6)
Net cash (used in) investing activities	(3.2)	(5.0)	(44.7)	(63.4)	(20.8)
Borrowings (repayments) of long-term debt	12.1	23.6	5.4	(40.2)	(70.8)
Deferred financing costs		(0.5)	(0.5)	(0.4)	(8.1)
Dividends paid	(4.5)	(4.5)	(18.2)	(23.1)	18.0
Stock issued (repurchased)	(1.1)	0		(0.6)
Net cash provided by (used in) financing activities	6.5	18.6	(13.3)	(64.3)	(96.9)
Effect of exchange rates on cash	1.0	1.1	(0.1)	(0.7)	0.7
Net increase (decrease) in cash and cash equivalents	(11.5)	5.2	18.8	(23.1)	(4.7)
Cash and cash equivalents at beginning of year	54.1	35.3	35.3	58.4	63.1
Cash and cash equivalents at end of year	42.6	40.5	54.1	35.3	58.4
Shelf Registration [Member] | Parent [Member]
Condensed Consolidating Statement of Cash Flows
Cash provided by (used in) operating activities	5.6	4.6	18.1	18.7	231.8
Capital expenditures and acquisitions	0	0	0	0	0
Loan to related party			0
Net cash proceeds (payments) from divestitures and asset sales	0	0	0	0	0
Net cash (used in) investing activities	0	0	0	0	0
Borrowings (repayments) of long-term debt	0	(0.1)	0	0	(213.6)
Deferred financing costs		0	0	0	0
Dividends paid	(4.5)	(4.5)	(18.1)	(18.1)	18.0
Stock issued (repurchased)	(1.1)	0		(0.8)
Net cash provided by (used in) financing activities	(5.6)	(4.6)	(18.1)	(18.9)	(231.6)
Effect of exchange rates on cash	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	0	0	0	(0.2)	0.2
Cash and cash equivalents at beginning of year	0	0	0	0.2	0
Cash and cash equivalents at end of year	0	0	0	0	0.2
Shelf Registration [Member] | Koppers Inc. [Member]
Condensed Consolidating Statement of Cash Flows
Cash provided by (used in) operating activities	(9.4)	(28.7)	9.5	75.2	90.7
Capital expenditures and acquisitions	(2.7)	(3.6)	(24.5)	35.0	15.0
Loan to related party			0
Net cash proceeds (payments) from divestitures and asset sales	0	0	0.7	0.2	(0.7)
Net cash (used in) investing activities	(2.7)	(3.6)	(23.8)	(34.8)	(15.7)
Borrowings (repayments) of long-term debt	12.1	24.5	6.3	(40.2)	142.8
Deferred financing costs		(0.5)	(0.5)	(0.4)	(8.1)
Dividends paid	0	0	0	(4.5)	(232.7)
Stock issued (repurchased)	0	0		0.2
Net cash provided by (used in) financing activities	12.1	24.0	5.8	(44.9)	98.0
Effect of exchange rates on cash	0	(0.1)	0.1	0	(1.6)
Net increase (decrease) in cash and cash equivalents	0	(8.4)	(8.4)	(4.5)	(24.6)
Cash and cash equivalents at beginning of year	0	8.4	8.4	12.9	37.5
Cash and cash equivalents at end of year	0	0	0	8.4	12.9
Shelf Registration [Member] | Domestic Guarantor Subsidiaries [Member]
Condensed Consolidating Statement of Cash Flows
Cash provided by (used in) operating activities	0	0	0	0	0
Capital expenditures and acquisitions	0	0	0	0	0
Loan to related party			0
Net cash proceeds (payments) from divestitures and asset sales	0	0	0	0	0
Net cash (used in) investing activities	0	0	0	0	0
Borrowings (repayments) of long-term debt	0	0	0	0	0
Deferred financing costs		0	0	0	0
Dividends paid	0	0	0	0	0
Stock issued (repurchased)	0	0		0
Net cash provided by (used in) financing activities	0	0	0	0	0
Effect of exchange rates on cash	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	0	0	0	0	0
Cash and cash equivalents at beginning of year	0	0	0	0	0
Cash and cash equivalents at end of year	0	0	0	0	0
Shelf Registration [Member] | Foreign Guarantor Subsidiaries [Member]
Condensed Consolidating Statement of Cash Flows
Cash provided by (used in) operating activities	(19.4)	12.1	20.5	(15.3)	19.5
Capital expenditures and acquisitions	(0.6)	(1.1)	(6.2)	(7.0)	(3.7)
Loan to related party			0
Net cash proceeds (payments) from divestitures and asset sales	0.2	0	0.1	1.7	0.1
Net cash (used in) investing activities	(0.4)	(1.1)	(6.1)	(5.3)	(3.6)
Borrowings (repayments) of long-term debt	0	0	0	0	0
Deferred financing costs		0	0	0	0
Dividends paid	0	0	0	0	0
Stock issued (repurchased)	0	0		0
Net cash provided by (used in) financing activities	0	0	0	0	0
Effect of exchange rates on cash	2.7	3.1	(0.7)	(1.6)	2.3
Net increase (decrease) in cash and cash equivalents	(17.1)	14.1	13.7	(22.2)	18.2
Cash and cash equivalents at beginning of year	28.4	14.7	14.7	36.9	18.7
Cash and cash equivalents at end of year	11.3	28.8	28.4	14.7	36.9
Shelf Registration [Member] | Non-Guarantor Subsidiaries [Member]
Condensed Consolidating Statement of Cash Flows
Cash provided by (used in) operating activities	7.4	2.5	28.8	31.2	3.0
Capital expenditures and acquisitions	(0.1)	(0.3)	(3.1)	(23.4)	(1.5)
Loan to related party			(11.7)
Net cash proceeds (payments) from divestitures and asset sales	0	0	0	0.1	0
Net cash (used in) investing activities	(0.1)	(0.3)	(14.8)	(23.3)	(1.5)
Borrowings (repayments) of long-term debt	0	(0.8)	(0.9)	0	0
Deferred financing costs		0	0	0	0
Dividends paid	0	0	(0.1)	5.0	0
Stock issued (repurchased)	0	0		0
Net cash provided by (used in) financing activities	0	(0.8)	(1.0)	5.0	0
Effect of exchange rates on cash	(1.7)	(1.9)	0.5	0.9	0
Net increase (decrease) in cash and cash equivalents	5.6	(0.5)	13.5	3.8	1.5
Cash and cash equivalents at beginning of year	25.7	12.2	12.2	8.4	6.9
Cash and cash equivalents at end of year	31.3	11.7	25.7	12.2	8.4
Shelf Registration [Member] | Consolidating Adjustments [Member]
Condensed Consolidating Statement of Cash Flows
Cash provided by (used in) operating activities	0	0	0	(4.5)	(232.7)
Capital expenditures and acquisitions	0	0	0	0	0
Loan to related party			0
Net cash proceeds (payments) from divestitures and asset sales	0	0	0	0	0
Net cash (used in) investing activities	0	0	0	0	0
Borrowings (repayments) of long-term debt	0	0	0	0	0
Deferred financing costs		0	0	0	0
Dividends paid	0	0	0	4.5	232.7
Stock issued (repurchased)	0	0		0
Net cash provided by (used in) financing activities	0	0	0	4.5	232.7
Effect of exchange rates on cash	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	0	0	0	0	0
Cash and cash equivalents at beginning of year	0	0	0	0	0
Cash and cash equivalents at end of year	$ 0	$ 0	$ 0	$ 0	$ 0